Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Preferred Stock [Member]	Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 11	$ 80,864,326		$ 1,000	$ 161,847	$ (59,399,614)	$ 21,627,570
Beginning balance, shares at Dec. 31, 2022	11,293			10,000
Ending balance, value at Jun. 30, 2023	$ 13	84,447,876		$ 1,000	665,056	(62,004,152)	23,109,793
Beginning balance, shares at Jun. 30, 2023	12,873			10,000
Beginning balance, value at Dec. 31, 2022	$ 11	80,864,326		$ 1,000	161,847	(59,399,614)	21,627,570
Beginning balance, shares at Dec. 31, 2022	11,293			10,000
Repurchase stock		(541,143)					(541,143)
Exercise of warrants	$ 1	1,155					1,156
Beginning balance, shares	578
Net (loss)					42,702	(3,256,020)	(3,213,318)
Common stock and prefunded warrants issued in a private offering	$ 1	4,089,217					4,089,218
Beginning balance, shares	1,225
Beginning balance, shares	(257)
Ending balance, value at Sep. 30, 2023	$ 13	84,413,555		$ 1,000	204,549	(62,655,634)	21,963,483
Beginning balance, shares at Sep. 30, 2023	12,839			10,000
Beginning balance, value at Jun. 30, 2023	$ 13	84,447,876		$ 1,000	665,056	(62,004,152)	23,109,793
Beginning balance, shares at Jun. 30, 2023	12,873			10,000
Repurchase stock		(34,321)					(34,321)
Net (loss)					(460,507)	(651,482)	(1,111,989)
Beginning balance, shares	(34)
Ending balance, value at Sep. 30, 2023	$ 13	84,413,555		$ 1,000	204,549	(62,655,634)	21,963,483
Beginning balance, shares at Sep. 30, 2023	12,839			10,000
Beginning balance, value at Dec. 31, 2023	$ 14	84,415,900		$ 1,000	696,105	(63,905,658)	21,207,361
Beginning balance, shares at Dec. 31, 2023	14,012			10,000
Preferred Stock issued to related party				$ 12,000			12,000
Beginning balance, shares				120,000
Common stock and pre-funded warrants issued in an underwritten offering	$ 13	8,522,398					8,522,411
Beginning balance, shares	13,214
Exercise of warrants	$ 1,973	1,938,637					1,940,610
Beginning balance, shares	1,972,434
Repurchase of warrants		(3,139,651)					(3,139,651)
Net (loss)					(527,515)	(2,975,904)	(3,503,419)
Ending balance, value at Sep. 30, 2024	$ 2,000	91,737,284		$ 13,000	168,590	(66,881,562)	25,039,312
Beginning balance, shares at Sep. 30, 2024	1,999,660			130,000
Beginning balance, value at Jun. 30, 2024	$ 1,171	89,842,503		$ 13,000	(683,050)	(65,683,759)	23,489,865
Beginning balance, shares at Jun. 30, 2024	1,170,510			130,000
Exercise of warrants	$ 829	1,894,781					1,895,610
Beginning balance, shares	829,150
Net (loss)					851,640	(1,197,803)	(346,163)
Ending balance, value at Sep. 30, 2024	$ 2,000	$ 91,737,284		$ 13,000	$ 168,590	$ (66,881,562)	$ 25,039,312
Beginning balance, shares at Sep. 30, 2024	1,999,660			130,000